Revenue - Summary of Revenue by Contract Type (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of revenue by contract type [line items]
Revenue	$ 809,120	$ 757,956	$ 602,546
Full-time-equivalent [member]
Disclosure of revenue by contract type [line items]
Revenue	522,436	473,898	432,919
Transaction [member]
Disclosure of revenue by contract type [line items]
Revenue	137,219	141,617	106,352
Subscription [member]
Disclosure of revenue by contract type [line items]
Revenue	66,542	58,916	2,139
Fixed price [member]
Disclosure of revenue by contract type [line items]
Revenue	42,512	39,788	27,375
Others [member]
Disclosure of revenue by contract type [line items]
Revenue	$ 40,411	$ 43,735	$ 33,761